Equity (Tables)	12 Months Ended
Dec. 31, 2022
Equity [Abstract]
Schedule of Ordinary Shares
a.
Ordinary shares

	December 31,	December 31,	December 31,
	2020	2021	2022
Number of ordinary shares authorized *	500,000,000	500,000,000	500,000,000
Authorized par value per share	US$ 0.01	US$ 0.01	US$ 0.01
Number of ordinary shares issued and fully paid	209,675,470	348,723,365	348,723,365
Number of equivalent ADSs issued and fully paid (before ratio change) **	41,935,094	69,744,673	69,744,673
Number of equivalent ADSs issued and fully paid (after ratio change) **	8,387,019	13,948,935	13,948,935
Amount of ordinary shares authorized *	$5,000,000	$5,000,000	$5,000,000
Amount of share capital par value issued and fully paid	$61,826,237	$63,019,962	$63,019,962
Amount of share capital surplus issued and fully paid	$115,754,741	$213,098,729	$213,098,729